PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND MINE DEVELOPMENT
NOTE 23	PROPERTY, PLANT AND MINE DEVELOPMENT

		At December 31, 2013			At December 31, 2012
	Depreciable Life	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
	(in years)
Land	—	$227	$—	$227	$223	$—	$223
Facilities and equipment	1-35	15,945	(8,671)	7,274	13,996	(6,596)	7,400
Mine development	1-35	4,792	(2,582)	2,210	4,793	(2,031)	2,762
Mineral interests	1-35	2,163	(710)	1,453	4,854	(752)	4,102
Asset retirement cost	1-35	1,043	(465)	578	988	(340)	648
Construction-in-progress	—	2,535	—	2,535	2,875	—	2,875

		$26,705	$(12,428)	$14,277	$27,729	$(9,719)	$18,010

Leased assets included above in facilities and equipment	1-35	$9	$(1)	$8	$5	$(1)	$4

		At December 31, 2013			At December 31, 2012
Mineral Interests	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in years)
Production stage	1-22	$959	$(710)	$249	$1,257	$(752)	$505
Development stage	—	162	—	162	149	—	149
Exploration stage	—	1,042	—	1,042	3,448	—	3,448

		$2,163	$(710)	$1,453	$4,854	$(752)	$4,102

Construction-in-progress at December 31, 2013 of $2,535 included $1,534 at South America primarily related to engineering and construction at Conga and infrastructure at Yanacocha, $389 at Africa related to infrastructure at Akyem and Ahafo, $348 at North America related to infrastructure at Nevada and Mexico, $114 at Australia/New Zealand related to infrastructure at Boddington, Tanami, and Kalgoorlie, and $30 at Indonesia related to infrastructure at Batu Hijau.

Construction-in-progress at December 31, 2012 of $2,875 included $1,519 at South America primarily related to engineering and construction at Conga and infrastructure at Yanacocha, $592 at Africa related to engineering and construction at Akyem and infrastructure at Ahafo, $338 at Australia/New Zealand related to infrastructure at Boddington, Tanami, and Kalgoorlie, $285 at North America related to infrastructure at Nevada, and $55 at Indonesia related to infrastructure at Batu Hijau.

Write-down of property, plant and mine development totaled $4,352, $52 and $2,084 for 2013, 2012 and 2011, respectively. The 2013 write-downs were primarily related to assets at Boddington and Long Canyon resulting from a decrease in the Company’s long-term gold and copper price assumptions combined with rising operating costs. See Note 17 for additional information. The 2012 write-down was primarily due to an impairment of the FALC JV diamond project as well as write-downs of non-essential surface equipment at Conga. The 2011 write-down was primarily due to an impairment related to the Hope Bay project after evaluating existing development options and economic feasibility for the project compared with other projects and development opportunities within the Company’s wider project pipeline. The amount of the Hope Bay write-down was recorded in 2011 at fair value based on the estimated recoverable value, net of transportation and selling costs utilizing the liquidation model.